Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (26,203,221)	$ 5,049,421	$ (1,960,956)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation of property and equipment	406,830	328,948	320,308
Amortization of intangible assets	1,100,112	1,065,373	1,168,358
Amortization of right of use assets- operating leases	1,571,856	861,508	839,152
Amortization of right of use assets- finance leases	116,166	113,207	43,900
Amortization of debt discount and debt issuance cost	823,492
Provision for (recovery from) credit loss and doubtful accounts	1,218,192	(195,604)	484,247
Loss from disposal of property and equipment	512		57,202
Loss from disposal of finance leases	(30,093)
Deferred taxes benefit	(399,931)	(233,848)	(669,869)
Change in fair value of contingent consideration for acquisition	(73,352)	545,428	272,029
Change in fair value of convertible notes, derivative asset and derivative liabilities	10,687,930	(4,875,420)
Change in fair value of investment in convertible notes	1,188,928
Share-based compensation	100,000
Change in operating assets and liabilities
Accounts receivables	3,869,088	(6,553,616)	(688,981)
Inventories	(1,058,463)	(987,139)	(1,614,310)
Indefinite-lived intangible assets	4,260,532	(7,457,563)	3,679,922
Other receivable and other current assets	85,948	(1,078,716)	298,028
Amount due from related parties	344,246	(378,330)
Prepayments	(7,323,890)	(636,796)	(3,418,619)
Prepayments, a related party	(2,000,000)	(3,000,000)
Accounts payable	(7,221,863)	21,091,971	(1,521,354)
Accounts payable, a related party	(274,021)	(2,000,144)	2,501,759
Contract liabilities	6,672,444	294,594	(153,395)
Other payables and accrued liabilities	3,560,478	(11,884,607)	2,456,933
Operating Lease Liabilities	(1,608,203)	(851,010)	(803,335)
Income tax payables	(310,523)	473,709	25,277
Net cash (used in) provided by operating activities	(10,496,806)	(10,308,634)	1,316,296
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(1,152,829)	(161,403)	(277,645)
Cash paid for contingent consideration for acquisition		(435,385)	(540,496)
Cash paid in business combination, net of cash acquired	(14,280,517)		37,517
Loan to third party	(350,439)	(381,381)
Repayment from third party	49,942
Cash paid in connection with long term investment payable	(2,500,000)	(5,364,229)
Net cash used in investing activities	(18,233,843)	(6,342,398)	(780,624)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for redemption of ordinary shares			(163,905)
Proceed from share subscription	2,500,000
Proceeds from sale of controlling interest in subsidiaries	23,000,000
Proceeds from bank loans	56,124,193	31,736,150	24,221,605
Repayments to bank loans	(14,049,923)	(28,835,340)	(25,419,912)
Advances proceeds related to convertible notes
Proceeds from convertible notes	4,887,000	33,025,000
Payments of debt issuance cost	(763,297)
Loan from related parties	214,843		3,954,657
Advance to related parties			(1,382,616)
Repayments to related parties		(1,617,045)
Principal payments of finance lease liabilities	(231,757)	(63,429)	(174,062)
Proceeds from reverse recapitalization, net of payments of transaction costs		611,708
Cash paid in acquiring additional controlling interest in subsidiaries	(24,806,735)	(600,000)
Payments of deferred merger costs		(699,598)	(900,531)
Net cash provided by financing activities	46,874,324	33,557,446	135,236
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	(203,722)	138,564	(168,777)
INCREASE IN CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	17,939,953	17,044,978	502,131
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of the year	21,378,715	4,333,737	3,831,606
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of the year	39,318,668	21,378,715	4,333,737
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	1,437,823	910,450	723,160
Interest paid	645,068	597,111	507,803
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Fair value of share issuance in acquisition of a subsidiary			687,348
Accretion of change in fair value of ordinary shares subject to possible redemption			12,652
Right-of-use assets in exchange for operating lease liabilities	2,641,841	169,655	1,512,807
Disposal of operating lease right-of-use asset	27,779
Disposal of finance lease right-of-use asset	56,897
Recognition of non-controlling interest from acquisition of subsidiaries	27,070,012		564,546
Share issuance for acquisition payable			266,214
Deferred merger costs included in other payables and accrued liabilities			167,426
Reclassification of redeemable ordinary shares from mezzanine to permanent equity		700,000
Recognition of derivative liability from convertible notes’ conversion feature	1,794,000	269,119
Acquisition of additional interest in a subsidiary through recognition of payable		600,000
Shares issuance for partial settlement of contingent consideration for acquisition	1,121,726	2,633,450
Issuance of ordinary shares upon conversion of convertible notes	2,791,976	25,063,061
Issuance of ordinary share upon the reverse recapitalization		10,081,212
Recognition of incremental fair value of warrants upon the reverse recapitalization		12,014
Reclassification of deferred merger costs to additional paid-in capital		1,713,953
Contingent investment consideration payable		7,500,000
Cash and cash equivalents	36,577,264	18,247,380	2,677,059
Restricted cash	2,741,404	3,131,335	1,656,678
Total cash and cash equivalents, and restricted cash	$ 39,318,668	$ 21,378,715	$ 4,333,737